STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

May 15, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
RE:
Method Smart Beta U.S. Sector Plus Fund and Method Smart Beta Explorer Allocation Plus Fund (the “Funds”), each a series of the Starboard Investment Trust (the “Trust”), File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find attached Post-Effective Amendment No. 338 to the Registration Statement of the Trust (the “Amendment”).
This Amendment is being filed to address comments previously provided by the Commission.  The Trust requests limited review of the Amendment because it is substantially similar to Post-Effective Amendment No. 313 to the Registration Statement of the Trust filed on December 7, 2018 and Post-Effective Amendment No. 336 to the Registration Statement of the Trust filed on April 30, 2019, which were previously filed for the Funds. The Trust will also be requesting that the Commission accelerate the effective date of the Amendment to May 17, 2019, or the earliest practicable date thereafter. Absent acceleration, the Amendment would become effective on July 15, 2019.

If you have any questions concerning the foregoing, please contact Tanya Cody at 214-665-3685.

Yours truly,

/s/Robert G. Schaaf
Robert G. Schaaf

cc:	Tanya Cody, Esq. Greenberg Traurig, LLP 2200 Ross Avenue Suite 5200 Dallas, TX 75201